CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Current assets
Cash and cash equivalents	$ 209,841,257
Prepaid expenses	13,818,825	$ 0
Total current assets	223,660,082
Property and equipment, net	5,124,266	1,637
Deposits on equipment	114,856,314
Deferred offering costs		171,450
Deferred investment costs	174,250
Security deposits	10,352,306
Total assets	354,167,218	173,087
Current liabilities
Accounts payable	241,764	1,919
Accrued expenses	257,487	174,648
Total current liabilities	499,251	176,567
Warrant liability	136,800
Total liabilities	636,051	176,567
Commitments and contingencies (Note 9)
Stockholders' equity (deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized and none issued and outstanding as of December 31, 2021, no shares authorized as of January 31, 2021
Common stock, $0.001 par value, 500,000,000 shares authorized, 252,131,679 shares issued and 249,279,420 shares outstanding as of December 31, 2021, 200,000,000 shares authorized and subscribed as of January 31, 2021	252,132	200,000
Subscription receivable		(5)
Additional paid-in capital	425,437,931	(199,995)
Treasury stock, at par, 2,852,259 shares as of December 31, 2021, no shares as of January 31, 2021	(2,852)
Accumulated deficit	(72,156,044)	(3,480)
Total stockholders' equity (deficit)	353,531,167	(3,480)
Total liabilities and stockholders' equity (deficit)	$ 354,167,218	$ 173,087